Long-term investments - Additional Information (Detail) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($) wind_project
Schedule of Equity Method Investments [Line Items]
Noncontrolling interest in partnerships and joint ventures	$ 396,305	$ 433,850
Equity method investment acquired (percent)		51.00%
Letters of credit, company issued	119,750
Fair value of support provided	6,535	$ 4,612
Texas Wind Farms
Schedule of Equity Method Investments [Line Items]
Equity method investment acquired (percent)		51.00%
Number of wind development projects | wind_project		4
Variable Interest Entity, Not Primary Beneficiary
Schedule of Equity Method Investments [Line Items]
Net assets	$ 105,941	$ 86,202